INCOME TAXES - Additional Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Net operating loss carryforwards
Tax loss and credit carryforwards	$ 1,238,000,000	$ 1,379,000,000
Deferred income tax liabilities on the unremitted earnings of foreign investments	619,000,000	569,000,000
Income tax payments, net of refunds	338,000,000	247,000,000	$ 105,000,000
Interest expense (recovery) reflected within net tax expense	(1,000,000)	0	0
Income tax penalties expense	0	0	$ 0
Accrued interest expense	3,000,000	4,000,000
Income tax penalties accrued	0	0
Canada federal and provincial
Net operating loss carryforwards
Unused net operating loss carryforwards	1,867,000,000	1,280,000,000
Capital loss carryforwards	0
Capital loss carryforwards unrecognized	821,000,000	668,000,000
Canada federal and provincial | Alternative minimum tax
Net operating loss carryforwards
Minimum tax credits	91,000,000	82,000,000
U.S. federal
Net operating loss carryforwards
Unused net operating loss carryforwards				$ 889	$ 1,800
Tax loss and credit carryforwards	$ 0	$ 0
Operating loss carryforward unrecognized				706	710
U.S. federal | Alternative minimum tax
Net operating loss carryforwards
Minimum tax credits				1	56
Mexican Tax Authority
Net operating loss carryforwards
Tax loss and credit carryforwards				$ 3	$ 7